Prudential Investment Portfolios 2

655 Broad Street, 17th Floor
Newark, New Jersey 07102

March 30, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520

Re:	POS-AMI Filing for Prudential Investment Portfolios 2 Registration Number 811-09999

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under POS AMI to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates March 30,2020 as its effective date. As counsel to the Registrant, I represent that the instant Rule POS AMI filing does not contain disclosures that render the filing ineligible to become effective under POS AMI.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6569.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain